Related Party Disclosures - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts payable to related party		$ 106,118,000
China Resources Verlinvest Health Investment Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest percentage	45.90%	60.50%
Board of Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Amount recognized for compensation	$ 600,000	$ 100,000
Non-Executive Director | Consulting Agreement
Disclosure Of Transactions Between Related Parties [Line Items]
Amounts payable to related party	100,000
Amount paid to related party	0
Chef Sam | Distribution Agreement
Disclosure Of Transactions Between Related Parties [Line Items]
Amount paid to related party	$ 300,000
Percentage of ownership interest in related party by member of board of director	57.00%
Members of Key Management, Other Employees and Entity Controlled By Related Parties
Disclosure Of Transactions Between Related Parties [Line Items]
Loans to related parties		$ 3,300,000